Subsequent Events (Details) - Subsequent Events [Member] - USD ($)		3 Months Ended
	Jan. 17, 2024	Apr. 26, 2024	Mar. 18, 2024
Subsequent Events [Line Items]
Shares issued	2,200,000
Warrants exercisable price (in Dollars per share)	$ 1.25
Warrants expire years	18 months
Gross proceeds (in Dollars)	$ 2,750,000
Warrant exercised shares		2,518,984
Offering price (in Dollars per share)	$ 1.25
Sichenzia Ross Ference Carmel LLP [Member]
Subsequent Events [Line Items]
Shares issued			350,000
Ordinary shares, value (in Dollars)			$ 1.40
Series A warrants [Member]
Subsequent Events [Line Items]
Warrants purchase	2,200,000
Warrants expire years	5 years
Series B Warrants [Member]
Subsequent Events [Line Items]
Warrants purchase	2,200,000